RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

On April 30, 2026, the Company issued 200,000 Class B ordinary shares to Mr. Siping Xu, Chief Executive Officer, for his compensation. The shares were valued at $0.0657 per share based on the closing market price on the same date, resulting in a total share-based compensation of $13,140 for Mr. Xu.

On June 24, 2026, the Company issued 80,000 Class A ordinary shares to Mr. Duncan Murray Campbell, the director, for his compensation. The shares were valued at $0.4598 per share based on the closing market price on the same date, resulting in a total share-based compensation of $36,784 for Mr. Campbell.

On June 24, 2026, the Company issued 40,000 Class A ordinary shares to Mr. Bo Wang, the director, for his compensation. The shares were valued at $0.4598 per share based on the closing market price on the same date, resulting in a total share-based compensation of $18,392 for Mr. Wang. In addition, the Company paid salaries of $18,471 and $17,824 in cash to Mr. Wang for the six months ended 2026 and 2025, respectively.

On June 25, 2026, the Company issued 80,000 Class A ordinary shares to Ms. María Consuelo Loureiro Vilarelle, the Chief Knowledge Officer, for her compensation. The shares were valued at $0.3588 per share based on the closing market price on the same date, resulting in a total share-based compensation of $28,704 for Ms. Vilarelle.